Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items :

	As at March 31,
Particulars	2022	2023
Deductible temporary differences	364,322	320,667
Tax loss carry forward and unabsorbed depreciation	3,065,233	2,584,488
Total	3,429,555	2,905,155

Schedule of recognized deferred tax assets

	For the Year Ended March 31,
	2022	2023
Deferred tax assets are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	3,596	3,248
Trade and other receivables	2,281	4,046
Employee benefits	3,009	2,118
Unutilised business losses	42	294
Provision for expenses	25	142
Deferred tax asset	8,953	9,848
OCI gratuity	1,043	1,238
Total deferred tax asset (A)	9,996	11,086
Deferred tax liabilities are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	(11,513)	(7,150)
Total deferred tax liability (B)	(11,513)	(7,150)

Net deferred tax asset/(liability) (A-B)	(1,517)	3,936

Schedule of changes in deferred tax assets

Particulars	Balance as on March, 31 2021	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2022
Property, plant and equipment, intangible assets, and ROU assets	(8,778)	816	-	(7,917)
Trade and other receivables	4,656	(2,375)	-	2,281
Employee benefit	2,531	478	-	3,009
Provision for expenses	1,459	(1,434)	-	25
OCI gratuity	1,117	-	(74)	1,043
Loss available for offsetting against future taxable income	-	42	-	42
Deferred tax assets	985	(2,428)	(74)	(1,517)

Particulars	Balance as on March, 31 2022	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2023
Property, plant and equipment, intangible assets, and ROU assets	(7,917)	4,016	-	(3,902)
Trade and other receivables	2,281	1,765	-	4,046
Employee benefit	3,009	(891)	-	2,118
Provision for expenses	25	117	-	142
OCI gratuity	1,043	-	195	1,238
Loss available for offsetting against future taxable income	42	252	-	294
Deferred tax assets	(1,517)	5,258	195	3,936